Long-term bank loans - Pre - Existing Loan Facilities Part III (Details Narrative) $ in Thousands	1 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Nov. 02, 2021 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 20, 2018 USD ($)	Apr. 30, 2024 USD ($)
Credit Agricole $62,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Oct. 29, 2021
Proceeds from Lines of Credit			$ 62,000
Description of scope, credit facility					to refinance the aggregate outstanding amount under the then existing loan agreements and to prepay an amount of $1,999 under the Atradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera
Repayment installment					20
Line of Credit Facility, Frequency of Payments					quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 8,800
Line of credit facility, maturity date					November 2026
Line of Credit Facility, Collateral					is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera
Credit Agricole $62,000 Facility [Member] | First 3 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					$ 3,000
Credit Agricole $62,000 Facility [Member] | Remaining 17 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					$ 2,600
CEXIM $57,564 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Dec. 01, 2020
Description of scope, credit facility					to refinance the then outstanding loan amounts of the vessels Star Gina 2GR, Star Charis and Star Suzanna and the then outstanding lease amount of the vessel Star Wave
Line of credit facility, maturity date					December 2028
Line of Credit Facility, Collateral					is secured by first priority mortgages on the four aforementioned vessels
Number of Loan Tranches					4
CEXIM $57,564 Facility [Member] | Star Wave [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						$ 13,209
Line of Credit Facility, Periodic Payment					$ 330
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					2,642
CEXIM $57,564 Facility [Member] | Star Gina [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						26,175
Line of Credit Facility, Periodic Payment					654
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 5,235
CEXIM $57,564 Facility [Member] | Star Wave and Star Gina [Member]
Line of Credit Facility [Line Items]
Repayment installment					32
Line of Credit Facility, Frequency of Payments					quarterly
Line of credit facility, maturity date					December 2028
CEXIM $57,564 Facility [Member] | Star Suzanna [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						$ 9,090
Line of Credit Facility, Periodic Payment					$ 284
CEXIM $57,564 Facility [Member] | Star Charis and Star Suzanna [Member]
Line of Credit Facility [Line Items]
Repayment installment					32
Line of Credit Facility, Frequency of Payments					quarterly
Atradius Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Feb. 28, 2019
Description of scope, credit facility					to finance the acquisition and installation of scrubber equipment for 42 vessels
Line of Credit Facility, Frequency of Payments					semi-annual
Line of Credit Facility, Periodic Payment					$ 3,331
Line of credit facility, maturity date					June 2024
Prepayment date					September 2021
Debt instrument, prepayment amount					$ 1,999
Atradius Facility [Member] | First Three Tranches [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit							$ 33,311
Atradius Facility [Member] | Last Tranche [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 3,331
CEXIM $106,470 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Sep. 23, 2019
Description of scope, credit facility					to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha
Repayment installment					40
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 739
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 5,915
Line of Credit Facility, Collateral					is secured by first priority mortgages on the three aforementioned vessels
Number of Loan Tranches					3
CEXIM $106,470 Facility [Member] | Tranche A, B and C [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit				$ 35,490
ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Dec. 17, 2018
Line of Credit Facility, Collateral					is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni
Number of Loan Tranches					4
Debt instrument, prepayment amount									$ 6,340
ABN $115,000 Facility [Member] | Tranche C and D [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit		$ 17,875
Description of scope, credit facility					to partially finance the acquisition cost of Star Marianne and Star Janni
Repayment installment					19
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 672
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 5,114
Line of credit facility, maturity date					December 2023
ABN $115,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 69,525
Description of scope, credit facility					to refinance the then existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey
Line of Credit Facility, Periodic Payment					$ 1,705
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 35,428
ABN $115,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 7,900
Description of scope, credit facility					to partially finance the acquisition cost of Star Bright
Line of Credit Facility, Periodic Payment					$ 282
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 2,260
ABN $115,000 Facility [Member] | Tranche A and B [Member]
Line of Credit Facility [Line Items]
Repayment installment					20
Line of Credit Facility, Frequency of Payments					quarterly
Line of credit facility, maturity date					December 2023
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Repayment installment					13
Line of Credit Facility, Frequency of Payments					quarterly
Line of credit facility, maturity date					June 2027
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A First 6 Instalments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					$ 1,462
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A Seventh Instalment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					1,903
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Next Five Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					2,857
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Last Installment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					$ 3,968
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Repayment installment					7
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 242
Line of credit facility, maturity date					December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B, Last Installment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					$ 245
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche C and D [Member]
Line of Credit Facility [Line Items]
Repayment installment					7
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 576
Line of credit facility, maturity date					December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche C and D two last installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment					$ 354
ABN 67,897 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date					Aug. 04, 2022
Line of credit facility, maturity date					June 2027
Debt Instrument, Interest Rate Terms					lower margin above SOFR